UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number:  028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Noubar Torossian
Title:    Controller
Phone:    (212) 813-1024


Signature, Place and Date of Signing:


   /s/ Noubar Torossian             New York, NY              May [__], 2007
--------------------------     ----------------------     ----------------------
       [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        110

Form 13F Information Table Value Total:  $ 336,906
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

 1        028-06311                       March Partners, LLC

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6     COL 7        COLUMN 8

                                                          VALUE    SHRS OR  SH/  PUT/     INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x1000)   PRN AMT  PRN  CALL     DISCRETION    MNGRS   SOLE  SHARED    NONE
21ST CENTY INS GROUP          COM             90130N103  $ 2,120   100,000   SH         Shared-Defined                100,000
ACCO BRANDS CORP              COM             00081T108    3,134   130,100   SH         Shared-Defined                130,100
ACCO BRANDS CORP              COM             00081T108      193     8,000       PUT    Shared-Defined                  8,000
ADESA INC                     COM             00686U104    4,973   180,000   SH         Shared-Defined                180,000
AEROFLEX INC                  COM             007768104    7,837   596,000   SH         Shared-Defined                596,000
AFFILIATED COMPUTER SERVICES  CL A            008190100    7,713   131,000   SH         Shared-Defined                131,000
AFFILIATED COMPUTER SERVICES  CL A            008190100    4,416    75,000       PUT    Shared-Defined                 75,000
AGERE SYS INC                 COM             00845v308    3,902   172,500   SH         Shared-Defined                172,500
ALLTEL CORP                   COM             020039103    6,547   105,600   SH         Shared-Defined                105,600
ALLTEL CORP                   COM             020039103    3,100    50,000       CALL   Shared-Defined                 50,000
AQUILA INC                    COM             03840P102      439   105,000   SH         Shared-Defined                105,000
ARMSTRONG WORLD INDS INC NEW  COM             04247X102    1,792    35,250   SH         Shared-Defined                 35,250
BIOMET INC                    COM             090613100    7,525   177,100   SH         Shared-Defined                177,100
BRISTOL MYERS SQUIBB CO       COM             110122108    1,110    40,000   SH         Shared-Defined                 40,000
BRISTOL MYERS SQUIBB CO       COM             110122108    2,748   100,000       PUT    Shared-Defined                100,000
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    4,717   155,000   SH         Shared-Defined                155,000
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    3,043   100,000       PUT    Shared-Defined                100,000
CAPITAL ONE FINL CORP         COM             14040H105      717     9,500   SH         Shared-Defined                  9,500
CATALINA MARKETING CORP       COM             148867104      947    30,000   SH         Shared-Defined                 30,000
CBOT HLDGS INC                CL A            14984K106    6,353    35,000   SH         Shared-Defined                 35,000
CEDAR SHOPPING CTRS INC       COM NEW         150602209      648    40,000   SH         Shared-Defined                 40,000
CERIDIAN CORP NEW             COM             156779100    1,394    40,000   SH         Shared-Defined                 40,000
CERIDIAN CORP NEW             COM             156779100    3,484   100,000       PUT    Shared-Defined                100,000
CITIGROUP INC                 COM             172967101      270     5,250   SH         Shared-Defined                  5,250
CLAIRES STORES INC            COM             179584107    4,336   135,000   SH         Shared-Defined                135,000
CLEAR CHANNEL COMMUNICATIONS  COM             184502102    9,478   270,500   SH         Shared-Defined                270,500
CLEAR CHANNEL OUTDOOR HLDGS   CL A            18451C109      395    15,000   SH         Shared-Defined                 15,000
COMPUTER PROGRAMS & SYS INC   COM             205363104    2,607    50,000       CALL   Shared-Defined                 50,000
COUNTRYWIDE FINANCIAL CORP    COM             222372104    1,850    55,000   SH         Shared-Defined                 55,000
COUNTRYWIDE FINANCIAL CORP    COM             222372104    3,364   100,000       CALL   Shared-Defined                100,000
COUNTRYWIDE FINANCIAL CORP    COM             222372104    3,523    75,000       PUT    Shared-Defined                 75,000
CVS CORP                      COM             126650100    2,048    66,800       CALL   Shared-Defined                 66,800
DELTA & PINE LD CO            COM             247357106    4,194   101,800   SH         Shared-Defined                101,800
DENDRITE INTL INC             COM             248239105    1,958   125,000   SH         Shared-Defined                125,000
DEVON ENERGY CORP NEW         COM             25179M103      723    10,450   SH         Shared-Defined                 10,450
DIRECT GEN CORP               COM             25456W204    2,870   135,000   SH         Shared-Defined                135,000
DOLLAR GEN CORP               COM             256669102    6,808   321,900   SH         Shared-Defined                321,900
DOW CHEM CO                   COM             260543103    2,522    55,000   SH         Shared-Defined                 55,000
DOW CHEM CO                   COM             260543103    3,669    80,000       CALL   Shared-Defined                 80,000
DOW CHEM CO                   COM             260543103    4,586   100,000       PUT    Shared-Defined                100,000
EGL INC                       COM             268484102      991    25,000       CALL   Shared-Defined                 25,000
EGL INC                       COM             268484102      955    24,100       PUT    Shared-Defined                 24,100
ENERGY PARTNERS LTD           COM             2927OU105    1,289    71,000   SH         Shared-Defined                 71,000
ENERGY PARTNERS LTD           COM             29270U105      545    30,000       CALL   Shared-Defined                 30,000
FARMER BROS CO                COM             307675108    2,754   121,300   SH         Shared-Defined                121,300
FIRST HORIZON NATL CORP       COM             320517105      208     5,000   SH         Shared-Defined                  5,000
FIRST HORIZON NATL CORP       COM             320517105    2,907    70,000       CALL   Shared-Defined                 70,000
FIRST HORIZON NATL CORP       COM             320517105      831    20,000       PUT    Shared-Defined                 20,000
FOOT LOCKER INC               COM             344849104      589    25,000   SH         Shared-Defined                 25,000
FOUR SEASONS HOTEL INC        LTD VTG SH      35100E104    2,847    35,450   SH         Shared-Defined                 35,450
FRIEDMAN BILLINGS RAMSEY GRO  CL A            358434108      346    62,700       PUT    Shared-Defined                 62,700
HARRAHS ENTMT INC             COM             413619107   13,149   155,700   SH         Shared-Defined                155,700
HERCULES OFFSHORE INC         COM             427093109    1,234    47,000   SH         Shared-Defined                 47,000
HERCULES OFFSHORE INC         COM             427093109    3,414   130,000       PUT    Shared-Defined                130,000
HOME DEPOT INC                COM             437076102      551    15,000   SH         Shared-Defined                 15,000
HOME DEPOT INC                COM             437076102    5,511   150,000       CALL   Shared-Defined                150,000
HOME DEPOT INC                COM             437076102    1,837    50,000       PUT    Shared-Defined                 50,000
HUB INTERNATIONAL LTD         COM             44332P101    1,767    42,400   SH         Shared-Defined                 42,400
HUNTSMAN CORP                 COM             447011107    1,343    70,350   SH         Shared-Defined                 70,350
HYDRIL                        COM             448774109    2,887    30,000   SH         Shared-Defined                 30,000
HYPERION SOLUTIONS CORP       COM             44914M104    9,329   180,000   SH         Shared-Defined                180,000
INTERPOOL INC                 COM             46062R108      195     8,000   SH         Shared-Defined                  8,000
INVESTORS FINL SERVICES CORP  COM             461915100    3,780    65,000   SH         Shared-Defined                 65,000
K & F INDS HLDGS INC          COM             482241106      943    35,000   SH         Shared-Defined                 35,000
KEANE INC                     COM             486665102      407    30,000   SH         Shared-Defined                 30,000
KEYSPAN CORP                  COM             49337W100    7,983   194,000   SH         Shared-Defined                194,000
KINDER MORGAN INC KANS        COM             49455P101   12,487   117,300   SH         Shared-Defined                117,300
KRONOS INC                    COM             501052104    2,675    50,000   SH         Shared-Defined                 50,000
LAIDLAW INTL INC              COM             50730R102    6,920   200,000   SH         Shared-Defined                200,000
LONE STAR TECHNOLOGIES INC    COM             542312103    1,981    30,000   SH         Shared-Defined                 30,000
LOUISIANA PAC CORP            COM             546347105    1,705    85,000   SH         Shared-Defined                 85,000
MARINER ENERGY INC            COM             56845T305    2,391   125,000   SH         Shared-Defined                125,000
NEW PLAN EXCEL RLTY TR INC    COM             648053106    1,652    50,000   SH         Shared-Defined                 50,000
NEW RIV PHARMACEUTICALS INC   COM             648468205    3,818    60,000   SH         Shared-Defined                 60,000
NEW YORK CMNTY BANCORP INC    COM             649445103    1,407    80,000   SH         Shared-Defined                 80,000
NORTHWESTERN CORP             COM NEW         668074305    1,552    43,800   SH         Shared-Defined                 43,800
NOVELIS INC                   COM             67000X106    4,411   100,000   SH         Shared-Defined                100,000
NYSE GROUP INC                COM             62949W103    4,931    52,600       PUT    Shared-Defined                 52,600
OMI CORP NEW                  COM             Y6476W104    7,314   272,300   SH         Shared-Defined                272,300
ORIENT-EXPRESS HOTELS LTD     CL A            G67743107      897    15,000   SH         Shared-Defined                 15,000
OSI RESTAURANT PARTNERS INC   COM             67104A101    2,528    64,000   SH         Shared-Defined                 64,000
PATHMARK STORES INC NEW       COM             70322A101      662    51,700   SH         Shared-Defined                 51,700
PHH CORP                      COM NEW         693320202    5,042   165,000   SH         Shared-Defined                165,000
PREMIUM STD FARMS INC         COM             74060C105    2,824   134,200   SH         Shared-Defined                134,200
PROSHARES TR                  ULTRASHT SP500  74347R883      875    15,000   SH         Shared-Defined                 15,000
PROVIDENT FINL SVCS INC       COM             74386T105    1,846   105,800   SH         Shared-Defined                105,800
REALOGY CORP                  COM             75605E100    1,495    50,500   SH         Shared-Defined                 50,500
RETAIL VENTURES INC           COM             76128Y102    4,105   195,000   SH         Shared-Defined                195,000
SERVICEMASTER CO              COM             81760N109    1,539   100,000   SH         Shared-Defined                100,000
SKY FINL GROUP INC            COM             83080P103    3,358   125,000   SH         Shared-Defined                125,000
SPRINT NEXTEL CORP            COM FON         852061100    1,918   101,150   SH         Shared-Defined                101,150
STATION CASINOS INC           COM             857689103    5,627    65,000   SH         Shared-Defined                 65,000
STONE ENERGY CORP             COM             861642106      742    25,000       CALL   Shared-Defined                 25,000
STONE ENERGY CORP             COM             861642106      742    25,000       PUT    Shared-Defined                 25,000
SYNAGRO TECHNOLOGIES INC      COM NEW         871562203      593   104,000   SH         Shared-Defined                104,000
TITAN INTL INC ILL            COM             88830M102      887    35,000   SH         Shared-Defined                 35,000
TODCO                         COM             88889T107    3,428    85,000   SH         Shared-Defined                 85,000
TRIAD HOSPITALS INC           COM             89579K109    4,964    95,000   SH         Shared-Defined                 95,000
TRUE RELIGION APPAREL INC     COM             89784N104      406    25,000       CALL   Shared-Defined                 25,000
TXU CORP                      COM             873168108   11,538   180,000   SH         Shared-Defined                180,000
TXU CORP                      COM             873168108   12,820   200,000       PUT    Shared-Defined                200,000
UNIVERSAL AMERN FINL CORP     COM             913377107    3,409   175,900   SH         Shared-Defined                175,900
USI HLDGS CORP                COM             90333H101    1,158    68,700   SH         Shared-Defined                 68,700
VIRGIN MEDIA INC              COM             92769L101      947    37,500   SH         Shared-Defined                 37,500
VIRGIN MEDIA INC              COM             92769L101    2,525   100,000       PUT    Shared-Defined                100,000
WALTER INDS INC               COM             93317Q105      371    15,000   SH         Shared-Defined                 15,000
WALTER INDS INC               COM             93317Q105    2,351    95,000       PUT    Shared-Defined                 95,000
WEBEX COMMUNICATIONS INC      COM             94767L109    1,422    25,000   SH         Shared-Defined                 25,000


SK 00536-0003 772300